Financial assets designated at fair value - Credit risk of loans and advances designated at fair value and related credit derivatives (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Credit risk [member] | Derivatives [member]
Disclosure of financial assets [line items]
Value mitigated by related credit derivatives	£ 256	£ 339
Changes in fair value during the year ended	1	(2)
Cumulative changes in fair value from inception	(12)	(13)
Loans and advances [member]
Disclosure of financial assets [line items]
Loans and advances designated at fair value, attributable to credit risk	11,037	10,519
Changes in fair value during the year ended	10	(42)
Cumulative changes in fair value from inception	£ 2	£ (42)